As filed with the Securities and Exchange Commission on October 7, 2013

Registration No. 333-138846

811-06584

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 16

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 226

JOHN HANCOCK LIFE INSURANCE COMPANY

OF NEW YORK SEPARATE ACCOUNT A

(formerly, The Manufacturers Life Insurance Company of New York)

(Exact name of Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY

OF NEW YORK

(formerly, The Manufacturers Life Insurance Company of New York)

(Name of Depositor)

(914) 773-0708

(Depositor’s Telephone Number Including Area Code)

Copy to:

100 Summit Lake Drive, Second Floor Valhalla, New York 10595	Thomas J. Loftus, Esquire John Hancock Life Insurance Company of New York 601 Congress Street Boston, MA 02210-2805
(Address of Depositor’s Principal Executive Offices)	(Name and Address of Agent for Service)

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on , pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated October 7, 2013

to PROSPECTUSES and STATEMENTS OF ADDITIONAL INFORMATION dated April 29, 2013

Changes to Prospectus and Statements of Additional Information

This Supplement applies to VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements the prospectus for the Contract you purchased (the “Annuity Prospectus”) and statement of additional information (“SAI”) dated April 29, 2013.

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus or SAI, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

Purpose of this Supplement

This Supplement announces changes to:

•	the Contracts’ Variable Investment Options to reflect the addition of certain John Hancock Variable Insurance Trust (“JHVIT”) Portfolios: Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series;

•	frequent transfer restrictions; and

•	references in the Annuity Prospectus to the federal Defense of Marriage Act (“DOMA”) as applied to same-sex marriages.

Addition of Variable Investment Options

Effective at the close of business on December 6, 2013, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series will be new Variable Investment Options in your Contract.

We revise the information in the list of Variable Investment Options on the first page of the Annuity Prospectus and under all sections entitled “Available Individual Investment Options” in “Appendix C” to include: Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series.

We revise the disclosure in the Portfolio expense table in “III. Fee Tables” to include the following information:

				Acquired		Contractual
		Distribution		Portfolio	Total Annual	Expense
	Management	and Service	Other	Fees and	Operating	Reimburse-	Net Operating
Portfolio/Series	Fee	(12b-1) Fees	Expenses	Expenses[1]	Expenses	ment[2]	Expenses
Lifestyle Aggressive PS Series
Series I3	0.04%	0.05%	0.23%	0.42%	0.74%	-0.19%	0.55%
Series II3	0.04%	0.25%	0.23%	0.42%	0.94%	-0.19%	0.75%
Lifestyle Balanced PS Series
Series I3	0.04%[4]	0.05%	0.06%	0.74%	0.89%	-0.02%	0.87%
Series II	0.04%[4]	0.25%	0.06%	0.74%	1.09%	-0.02%	1.07%
Lifestyle Conservative PS Series
Series I3	0.04%[4]	0.05%	0.15%	0.69%	0.93%	-0.11%	0.82%
Series II	0.04%[4]	0.25%	0.15%	0.69%	1.13%	-0.11%	1.02%

1

				Acquired		Contractual
		Distribution		Portfolio	Total Annual	Expense
	Management	and Service	Other	Fees and	Operating	Reimburse-	Net Operating
Portfolio/Series	Fee	(12b-1) Fees	Expenses	Expenses[1]	Expenses	ment[2]	Expenses
Lifestyle Growth PS Series
Series I3	0.04%[4]	0.05%	0.06%	0.77%	0.92%	-0.02%	0.90%
Series II	0.04%[4]	0.25%	0.06%	0.77%	1.12%	-0.02%	1.10%
Lifestyle Moderate PS Series
Series I3	0.04%[4]	0.05%	0.11%	0.72%	0.92%	-0.07%	0.85%
Series II	0.04%[4]	0.25%	0.11%	0.72%	1.12%	-0.07%	1.05%

[1]	“Acquired Portfolio Fees and Expenses” are based on the indirect net expenses associated with the Portfolio’s investment in underlying portfolios and are included in “Total Portfolio Operating Expenses.” The Total Portfolio Operating Expenses shown may not correlate to the Portfolio’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the Portfolio prospectus, which does not include Acquired Portfolio Fees and Expenses.
[2]	The Adviser has contractually limited other Portfolio level expenses to 0.04%. These expenses consist of operating expenses of the Portfolio, excluding advisory fees, 12b-1 fees, short dividends, Acquired Portfolio Fees and Expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the Portfolio and the Adviser based upon a determination that this is appropriate under the circumstances at that time.
[3]	For Portfolios and Series that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[4]	“Management Fee” has been restated to reflect the contractual management fee schedule effective October 1, 2013.

We revise disclosure in the “Portfolio Investment Objectives and Strategies” section of “IV. General Information about Us, the Separate Accounts and the Portfolios” to include the following information:

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Lifestyle Aggressive PS Series	Seeks long-term growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and up to 10% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Balanced PS Series	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 50% of its assets in portfolios that invest primarily in equity securities or futures contracts, and approximately 50% in portfolios which invest primarily in fixed-income securities. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Conservative PS Series	Seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 80% of its assets in portfolios which invest primarily in fixed-income securities, and approximately 20% in portfolios which invest primarily in equity securities or futures contracts. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

2

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Lifestyle Growth PS Series	Seeks long-term growth of capital. Current income is also a consideration. The Portfolio operates as a fund of funds and normally invests approximately 70% of its assets in portfolios which invest primarily in equity securities or futures contracts, and approximately 30% of its assets in portfolios which invest primarily in fixed-income securities. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Moderate PS Series	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund of funds and normally invests approximately 60% of its assets in portfolios which invest primarily in fixed-income securities, and approximately 40% of its assets in portfolios which invest primarily in equity securities or futures contracts. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

Transfers You May Make Among Investment Options

We revise the Annuity Prospectus as follows:

The following supplements the “Frequent Transfer Restrictions” section in “V. Description of the Contract – Transfers You May Make Among Investment Options”:

From November 1, 2013 to July 1, 2014, you may transfer amounts out of any Investment Option that invests in the Lifestyle Aggressive Trust, Lifestyle Balanced Trust, Lifestyle Conservative Trust, Lifestyle Growth Trust or Lifestyle Moderate Trust into one or more other Investment Options available under your Contract with no charge, and the transfer will not count against the number of permitted transfers.

IRS Guidance on Same-Sex Spouses

On August 29, 2013, the U.S. Department of the Treasury and the Internal Revenue Service, following the U.S. Supreme Court’s decision in United States v. Windsor, jointly announced the issuance of Revenue Ruling 2013-17 (the “Ruling”), providing guidance on the federal taxation of same-sex couples. Windsor invalidated, on equal protection grounds, the limitation of marriage to opposite-sex couples in the federal Defense of Marriage Act (“DOMA”). The Ruling holds that for all federal tax purposes, including income, gift and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple resides would recognize the marriage.

At this time the Ruling may not be relied upon retroactively with respect to matters relating to Qualified Plans. The IRS has promised future guidance on how Windsor and the Ruling will apply to Qualified Plans for periods prior to September 16, 2013, the effective date of the Ruling. Presumably, this will include guidance on how to apply the spousal continuation rule of Code section 72(s)(3) to non-qualified annuities and the minimum required distribution rules of Code section 401(a)(9) to Individual Retirement Accounts and Annuities, 403(b) annuities and Qualified Plans. The Ruling indicates that future guidance will take into account the impact of retroactivity on all taxpayers involved, including Qualified Plans, plan sponsors, employers, employees and affected Beneficiaries, and will provide sufficient time for Qualified Plans to be amended and corrected as necessary to preserve existing favorable tax treatment.

In view of these developments, you should disregard all references in the Annuity Prospectus to the federal Defense of Marriage Act (“DOMA”) as applied to same-sex marriages. DOMA still affects the federal tax status of same-sex civil unions and domestic partnerships. For Federal tax purposes, the term “marriage” does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated as a marriage under that state’s law. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and same-sex marriages.

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We revise the Annuity Prospectus as follows:

A new definition of “spouse” is inserted in the Annuity Prospectus Glossary:

Spouse: Any person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under that state’s law.

The following sections of the Annuity Prospectus are deleted:

In the “Spouse” section under “V. Description of the Contract,” the sections entitled “Federal Definition of Spouse” and “State Variations.”

Under “Appendix C: Optional Guaranteed Minimum Withdrawal Benefits,” the section entitled “Civil Union and Same-Sex Marriage Partners.”

We revise the SAI as follows:

The section entitled “State Variations Regarding Recognition of Same-Sex Couples” is deleted.

You should retain this Supplement for future reference.

Supplement dated October 7, 2013

10/13:	333-70728	033-79112
	333-70730	033-46217
	333-71072	333-138846
	333-71074	333-61283
	333-70850	333-83558

4

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Venture Vantage Variable Annuity

(Incorporated by reference to this Registration Statement, File No. 333-138846 filed on April 26, 2013)

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

(Incorporated by reference to this Registration Statement, File No. 333-138846 filed on April 26, 2013)

PART C OTHER INFORMATION

Guide to Name Changes and Successions:

NAME CHANGES

DATE OF CHANGE	OLD NAME	NEW NAME
October 1, 1997	FNAL Variable Account	The Manufacturers Life Insurance Company of New York Separate Account A
October 1, 1997	First North American Life Assurance Company	The Manufacturers Life Insurance Company of New York
November 1, 1997	NAWL Holding Co., Inc.	Manulife-Wood Logan Holding Co., Inc.
September 24, 1999	Wood Logan Associates, Inc.	Manulife Wood Logan, Inc
January 1, 2005	The Manufacturers Life Insurance Company of New York Separate Account A	John Hancock Life Insurance Company of New York Separate Account A
January 1, 2005	The Manufacturers Life Insurance Company of New York	John Hancock Life Insurance Company of New York Separate Account A.
January 1, 2005	Manulife Financial Securities LLC	John Hancock Distributors LLC
January 1, 2005	Manufacturers Securities Services LLC	John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America (“Manulife North America”) merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America’s assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

* * * * *

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

	(1)	Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A, incorporated by reference to Exhibit 24(a)(1) to Post-Effective Amendment No. 15 to this Registration Statement, File No. 333-138846, filed on April 26, 2013.

	(2)	Financial Statements of the Depositor, John Hancock Life Insurance Company of New York, incorporated by reference to Exhibit 24(a)(2) to Post-Effective Amendment No. 15 to this Registration Statement, File No. 333-138846, filed on April 26, 2013.

(b)	Exhibits

	(1)	(a)	Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account—Incorporated by reference to Exhibit (b)(1)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

		(b)	Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account—Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

		(c)	Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E—Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

	(2)	Agreements for custody of securities and similar investments—NOT APPLICABLE.

	(3)	(a)	Underwriting and Distribution Agreement dated January 1, 2002, incorporated by reference to Exhibit 24(b)(3)(a) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

	(b)	General Agent and Broker-Dealer Selling Agreement, incorporated by reference to Exhibit 24(b)(3)(b) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

	(c)	Amended and Restated Underwriting and Distribution Agreement dated December 1, 2009, incorporated by reference to Exhibit 24(b)(3)(c) to Post-Effective Amendment No. 4 to Registration Statement, File No. 333- 146590, filed on February 1, 2010.

(4)	(a)	Form of Specimen Contract: Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating—Incorporated by reference to Exhibit (b)(4)(a) to Form N-4 on pre-effective amendment no. 2 to this registration statement, file no 333-138846, filed February 12, 2007.

	(b)	Form of Specimen Income Plus for Life Rider, incorporated by reference to Exhibit 24 (b)(4)(b)(vi) to Post- Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

	(d)	Form of Specimen Principal Plus for Life Rider, incorporated by reference to Exhibit 24 (b)(4)(b)(vii) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

	(e)	Form of Specimen Principal Plus for Life Plus Annual Automatic Step-up Rider, incorporated by reference to Exhibit 24 (b)(4)(b)(viii) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

	(f)	Form of Specimen Annual Step Death Benefit Rider, incorporated by reference to Exhibit 24 (b)(4)(b)(x) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

	(g)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08-NY), incorporated by reference to Exhibit 24 (b)(4)(b)(xi) to Post-Effective Amendment No. 33 to Registration Statement, File No. 033-79112, filed on June 13, 2008.

	(h)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001NQ.08-NY), incorporated by reference to Exhibit 24 (b)(4)(b)(xii) to Post-Effective Amendment No. 33 to Registration Statement, File No. 033-79112, filed on June 13, 2008.

(5)	(a)	Form of Specimen Application: Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating—Incorporated by reference to Exhibit (b)(5)(a) to Form N-4 on pre-effective amendment no. 2 to this registration statement, filed February 12, 2007.

	(b)	Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture Vantage (APPVTG0507-NY), incorporated by reference to Exhibit 24(b)(5)(b) to Post-Effective Amendment No. 4 to this Registration Statement, File No. 333-138846, filed on June 13, 2008.

	(c)	Form of Flexible Payment Deferred Variable Annuity Application for Venture Vantage (APPVTG0507-NY) (0908: 10223), incorporated by reference to Exhibit 24(b)(5)(c) to Post-Effective Amendment No. 5 to this Registration Statement, File No. 333-138846, filed on August 29, 2008.

(6)	(a) (i)	Declaration of Intention and Charter of First North American Life Assurance Company—Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

	(a) (ii)	Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company—Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

	(a) (iii)	Certificate of amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York—Incorporated by reference to Exhibit (b)(6)(a)(iii) to Form N-4, file number 33- 46217, filed February 25, 1998.

	(a) (iv)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005. Incorporated by reference to Exhibit (b)(6)(a)(iv) to post-effective amendment no. 1 to this registration statement, filed May 1, 2007.

	(a) (v)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006. Incorporated by reference to Exhibit (b)(6)(a)(v) to post-effective amendment no. 1 to this registration statement, filed May 1, 2007.

	(a) (vi)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of December 17, 2009, incorporated by reference to Exhibit 24(b)(6)(a)(vi) to Post-Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on April 30, 2010.

	(b) (i)	By-Laws of John Hancock Life Insurance Company of New York, as amended and restated as of July 31, 2006, incorporated by reference to Exhibit 24(b)(6)(b)(i) to Post-Effective Amendment No. 1 to this Registration Statement, File No. 333-138846, filed on May 1, 2007.

	(b) (ii)	John Hancock Life Insurance Company of New York, Amended and Restated By-Laws, as adopted on November 19, 2009, incorporated by reference to Exhibit 24(b)(6)(b)(ii) to Post- Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on May 3, 2010.

	(iii)	John Hancock Life Insurance Company of New York, Amended and Restated By-Laws, as adopted on December 14, 2010, incorporated by reference to Exhibit 24(b)(6)(b)(iii) to Post-Effective Amendment No. 1 to Registration Statement, File No. 333-169797, filed on February 22, 2011.

(7)	Contract of reinsurance in connection with the variable annuity contracts being offered.

	(a)	Automatic Reinsurance Agreement between John Hancock Life Insurance Company of New York (formerly The Manufacturers Life Insurance Company of New York) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(a) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(b) (i)	Variable Annuity Reinsurance Agreement between John Hancock Life Insurance Company of New York (formerly The Manufacturers Life Insurance Company of New York) and ACE Tempest Life Reinsurance Ltd., effective June 30, 2000, incorporated by reference to Exhibit 24(b)(7)(b)(i) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(b) (ii)	Variable Annuity GMIB Reinsurance Agreement between John Hancock Life Insurance Company of New York (formerly The Manufacturers Life Insurance Company of New York) and ACE Tempest Life Reinsurance Ltd., effective December 1, 2002, incorporated by reference to Exhibit 24(b)(7)(b)(ii) to Post- Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

(8)	Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

	(a)	Administrative Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.), effective January 1, 2001, incorporated by reference to Exhibit 24(b)(8)(a) to Post-Effective Amendment No. 5 to Registration Statement, File No. 333-61283, filed on April 30, 2002.

	(b)	Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company—Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.

	(c) (i)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock

Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

	(ii)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

	(iii)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

	(iv)	Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.

	(v)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

	(vi)	Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24, File No. 333-70728, filed on April 28, 2008.

(9)	Opinion of Counsel and consent to its use as to the legality of the securities being registered—Incorporated by reference to Exhibit (b)(9) to Form N-4 on pre-effective amendment no. 2 to this registration statement, filed February 12, 2007.

(10)	Written consent of Ernst & Young LLP, independent registered public accounting firm. [FILED HEREWITH]

(11)	All financial statements omitted from Item 23, Financial Statements—NOT APPLICABLE.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners—NOT APPLICABLE.

(13)	Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21—Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

(14)	(a)	Powers of Attorney for John D. DesPrez, III, Thomas Borshoff, James R. Boyle, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Bradford J. Race, Jr., Rex Schlaybaugh, Jr., and John G. Vrysen—incorporated by reference to Exhibit 24(b)(14)(a) to Post-Effective Amendment No. 8 to this Registration Statement, File No. 333-138846, filed on May 3, 2010.

	(b)	Power of Attorney for Steven Finch, incorporated by reference to Exhibit 24(b)(14)(b) to Post-Effective Amendment No. 9 to this Registration Statement, File No. 333-138846, filed August 2, 2010.

	(c)	Power of Attorney for Paul M. Connolly, incorporated by reference to Exhibit 24(b)(14)(c) to Post-Effective Amendment No. 11 to this Registration Statement, filed on May 2, 2011.

	(d)	Power of Attorney for Marianne Harrison, incorporated by reference to Exhibit 24(b)(14)(d) to Post-Effective Amendment No. 13 to this Registration Statement, File No. 333-138846, filed on April 30, 2012.

	(e)	Power of Attorney for Craig Bromley, incorporated by reference to Exhibit 24(b)(14)(e) to Post-Effective Amendment No. 15 to this Registration Statement, File No. 333-138846, filed on April 26, 2013.

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

EFFECTIVE AS OF AUGUST 8, 2013

Name and Principal Business Address	Position with Depositor
Craig Bromley***	Chairman and President
James D. Gallagher*	Director, Executive Vice President and General Counsel
Thomas Borshoff*	Director
Paul M. Connolly*	Director
Michael Doughty***	Director and Executive Vice President
Ruth Ann Fleming*	Director
Scott S. Hartz***	Director, Executive Vice President and Chief Investment Officer – U.S. Investments
Rex Schlaybaugh, Jr.*	Director
John G. Vrysen*	Director
Marc Costantini*	Executive Vice President
Steven Finch*	Executive Vice President and Chief Financial Officer
Hugh McHaffie*	Executive Vice President
Kevin J. Cloherty*	Senior Vice President
Barry Evans#	Senior Vice President
Peter Gordon*	Senior Vice President
Allan Hackney*	Senior Vice President and Chief Information Officer
Brian Heapps***	Senior Vice President
Gregory Mack*	Senior Vice President
Janis K. McDonough***	Senior Vice President
Steven Moore**	Senior Vice President and Treasurer
James O’Brien†	Senior Vice President
Sebastian Pariath*	Senior Vice President and Head of Operations
Alan R. Seghezzi***	Senior Vice President
Anthony Teta***	Senior Vice President
Brooks Tingle***	Senior Vice President
Emanuel Alves*	Vice President, Counsel, and Corporate Secretary
John C. S. Anderson***	Vice President
Roy V. Anderson*	Vice President
Abigail M. Armstrong***	Vice President
Kevin Askew††	Vice President
Arnold Bergman*	Vice President
Ann Birle†	Vice President
Stephen J. Blewitt***	Vice President
Robert Boyda*	Vice President
David Campbell	Vice President
Bob Carroll*	Vice President
Brian Collins†	Vice President
Art Creel*	Vice President
John J. Danello*	Vice President
Anthony J. Della Piana***	Vice President
Brent Dennis***	Vice President
Robert Donahue††	Vice President
Edward Eng**	Vice President
Paul Gallagher†††	Vice President
Ann Gencarella***	Vice President
Richard Harris**	Vice President and Appointed Actuary
John Hatch*	Vice President
Eugene Xavier Hodge, Jr.***	Vice President
James C. Hoodlet***	Vice President
Roy Kapoor**	Vice President
Mitchell Karman***	Vice President, Chief Compliance Officer, and Counsel
Frank Knox*	Vice President, Chief Compliance Officer – Retail Funds/Separate Accounts

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

EFFECTIVE AS OF AUGUST 8, 2013

Name and Principal Business Address	Position with Depositor
Hung Ko**	Vice President, Treasury
Cynthia Lacasse***	Vice President
Denise Lang**	Vice President
Robert Leach*	Vice President
Scott Lively*	Vice President
Cheryl Mallett**	Vice President
Nathaniel I. Margolis***	Vice President
John Maynard†	Vice President
Karen McCafferty*	Vice President
Janis K. McDonough***	Vice President
Scott A. McFetridge***	Vice President
William McPadden***	Vice President
Maureen Milet***	Vice President and Chief Compliance Officer - Investments
Peter J. Mongeau†	Vice President
Scott Morin*	Vice President
Scott Navin***	Vice President
Betty Ng**	Vice President
Nina Nicolosi*	Vice President
Jacques Ouimet†	Vice President
Gary M. Pelletier***	Vice President
Tracy Polsgrove*	Vice President
Krishna Ramdial**	Vice President, Treasury
S. Mark Ray***	Vice President
Jill Rebman**	Vice President
George Revoir*	Vice President
Mark Rizza*	Vice President
Andrew Ross**	Vice President
Lisa Anne Ryan†	Vice President
Thomas Samoluk*	Vice President
Martin Sheerin*	Vice President
Gordon Shone*	Vice President
Rob Stanley*	Vice President
Tony Todisco††	Vice President
Simonetta Vendittelli*	Vice President and Controller
Peter de Vries*	Vice President
Linda A. Watters*	Vice President
Joseph P. Welch†	Vice President
Jeffery Whitehead*	Vice President
Henry Wong***	Vice President
Leo Zerilli*	Vice President

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon Street, Boston, MA 02117
****	Principal business office is 164 Corporate Drive Portsmouth, NH 03801
†	Principal business office is 200 Berkeley Street, Boston, MA 02116
††	Principal business office is 380 Stuart Street, Boston, MA 02116
†††	Principal business office is 200 Clarendon Street, Boston, MA 02116
††††	Principal business office is 25 Water Street South, Kitchener, ON Canada N2G 4Y5
#	Principal business office is 101 Huntington Avenue, Boston, MA 02199

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company of New York (the “Company”), operated as a unit investment trust. Registrant supports certain benefits payable under the Company’s variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the “Trust”), which is a “series” type of mutual fund registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation (“MFC”). A list of other persons controlled by MFC as of December 31, 2012 appears below:

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2012

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
35.19%
John Hancock Investment Management Services, LLC(2) (Delaware)
54.29%
4.76%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
The Berkeley Financial Group, LLC (Delaware)
John Hancock Advisers, LLC (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
NAL Resources Management Limited (Canada)
Manulife Bank of Canada (Canada)
Manulife Canada Ltd. (Canada)
First North American Insurance Company (Canada)
FNA Financial Inc. (Canada)
Manulife Asset Management Limited (Ontario)
EIG Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
83.5%
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Holdings Limited (England)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
PT Asuransi Jiwa Manulife Indonesia(1) (Indonesia)
95%
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
95.1%
99.9999%
Manulife Asset Management (Thailand) Company Limited (Thailand)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manulife Investments Japan Limited
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Ltd. (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Holdings Berhad* (Malaysia)
59.45%
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manulife Asset Management Services Berhad (Malaysia)
Indirect Control
Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company
(2) The remaining 4.76% equity of John Hancock Investment Management Services, LLC is held by John Hancock Retirement Plan Services LLC

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.

As of August 31, 2013, there were 640 qualified and 330 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section 1. General. The Corporation shall indemnify any person who is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal or administrative (other than by or in the right of the Corporation except as provided in Section 2 of Article VII hereof) by reason of the fact that the person:

(a)	is or was a Director, officer or employee of the Corporation, or

(b)	is or was serving at the specific request of the Corporation as a Director, officer, employee or trustee of another corporation, partnership, joint venture, trust or other enterprise,

against all expenses (including but not limited to solicitors’ and attorneys’ fees) judgments, fines and amounts in settlement, actually and reasonably incurred by the person in connection with such action, suit or proceeding (other than those specifically excluded below) if the person acted honestly, in good faith, with a view to the best interests of the Corporation or the enterprise the person is serving at the request of the Corporation, and within the scope of his or her authority and normal activities, and, in the case of any criminal or administrative action or proceeding, the person had reasonable grounds for believing that his or her conduct was lawful.

The termination of any action, suit or proceeding by judgment, order, settlement or conviction shall not of itself create a presumption that the person did not act honestly and in good faith with a view to the best interests of the Corporation and, with respect to any criminal action or proceeding, that the person did not have reasonable grounds for believing that his or her conduct was lawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a)	Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC (“JHD LLC”), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY	CAPACITY IN WHICH ACTING
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter

(b)	John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Arthur Creel*, Michael Doughty***, Steven Finch***, Alan Seghezzi***, and Christopher Walker**) who have authority to act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon St, Boston, MA 02116

(c) None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company (“Manulife”). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

(a)	Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

John Hancock Life Insurance Company of New York (the “Company”) hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

(b)	Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

The Company is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)	Undertakings Pursuant to Item 32 of Form N-4

(1)	The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2)	The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(3)	The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 7th day of October, 2013.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

(Registrant)

By:	JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ Craig Bromley
Craig Bromley
Chairman and President

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

By:	/s/ Craig Bromley
Craig Bromley
Chairman and President

SIGNATURES

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 7th day of October, 2013.

Signature	Title

/s/ Craig Bromley	Chairman and President
Craig Bromley	(Principal Executive Officer)

/s/ Steven Finch	Executive Vice President and Chief Financial Officer
Steven Finch	(Principal Financial Officer)

/s/ Simonetta Vendittelli	Vice President and Controller
Simonetta Vendittelli	(Principal Accounting Officer)

*	Director
Thomas Borshoff

*	Director
Paul M. Connolly

Director
Michael Doughty

*	Director
Ruth Ann Fleming

*	Director
James D. Gallagher

*	Director
Scott S. Hartz

*	Director
Rex Schlaybaugh, Jr.

*	Director
John G. Vrysen

*/s/ Thomas J. Loftus	Senior Counsel—Annuities
Thomas J. Loftus
Pursuant to Power of Attorney

EXHIBIT INDEX

ITEM NO.	DESCRIPTION

24(b) (10)	Consent of independent registered public accounting firm